Convertible Preferred Shares - Additional (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 01, 2019 USD ($)	Sep. 16, 2019 USD ($)	Nov. 30, 2019 USD ($)	Dec. 31, 2021 USD ($) Y Vote item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Temporary Equity [Line Items]
Offering price to Preferred share price ratio on conversion feature				2
Conversion ratio				1
Number of votes per share | Vote				1
Percentage of voting power of the surviving company				50.00%
Number of major majority holder | item				1
Number of rounds of equity financings | item				3
Anniversary of initial closing | Y				3
Issuance costs				$ 0	$ 0	$ 1,938
Deemed dividend to convertible preferred shareholders			$ 3,430			$ 3,430
Series D convertible preferred shares
Temporary Equity [Line Items]
Minimum gross proceeds for automatic conversion				$ 400,000
Noncumulative dividends rate				8.00%
Percentage of issue price, plus all declared but unpaid dividends on Preferred Share				100.00%
Issuance costs	$ 1,938	$ 1,938
Junior Preferred Share
Temporary Equity [Line Items]
Noncumulative dividends rate				8.00%
Percentage of issue price, plus all declared but unpaid dividends on Preferred Share				100.00%